Commitments (Details Narrative) (USD $)	9 Months Ended
	Jun. 30, 2012	May 22, 2012	Nov. 15, 2011
Notes to Financial Statements
Retainer amount on contract date, legal services	$ 10,000
Monthly retainer	4,000
Settlement value, services contract		13,718
Required expenditures on mineral property	$ 65,000		$ 65,000